Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying value of maturities of FHLB borrowings
2014	$ 27,583
2015	167,477
Total	$ 195,060	$ 195,941